SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Less accumulated depreciation and amortization	$ (1,749,000)	$ (1,747,000)	$ (1,746,000)
Property and equipment, net	42,000	14,000	1,000
Subtotal	1,791,000	1,761,000
Property and equipment, gross		1,761	1,747
Furniture and Fixtures
Property and equipment, gross	41,000	41,000	41,000
Leasehold Improvement
Property and equipment, gross	12,000	12,000	12,000
Construction in Progress
Property and equipment, gross	0	8,000	0
Equipment
Property and equipment, gross	1,085,000	1,048,000	1,042,000
Software
Property and equipment, gross	$ 653,000	$ 652,000	$ 652,000